Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund
STEWARD GLOBAL EQUITY INCOME FUND
Investment Objective:
To provide current income along with growth of capital.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Global Equity Income Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12.00	12.00

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Annual Fund Operating Expenses Steward Global Equity Income Fund	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.49%	0.39%
Total annual Fund operating expenses	1.04%	0.69%

Example
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

·  You invest $10,000 for the periods shown;

·  Your investment has a 5% return each year; and

·  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Global Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class	106	331	575	1,273
Institutional Class	71	221	385	860

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objective through investment in U.S. and
non-U.S. dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend and earnings growth. The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap. The Fund may also invest in other investment companies. The Fund will normally invest at least 80% of its assets in dividend-paying securities. The
Fund will generally seek to have 40% of its assets, and, under normal market conditions, no less than 30% of its assets, invested in securities of non-U.S.
issuers. Its investments will normally be in the form of depositary receipts
("DRs"). The Fund's DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund is a quantitatively managed portfolio. When a security fails the quantitative screening process, the security will be sold. Because the
Fund uses its best efforts to avoid investing in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited companies.  The Fund will normally invest at least 80% of its assets in equity securities. The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than
40% of its total assets in securities of companies in emerging market countries.

Socially Responsible Investing. The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund
Investment in the Fund involves risk and your investment may lose money. The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions. The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities. The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information. These risks are greater in emerging market countries. The Fund's investments in unsponsored DRs may involve additional expenses, legal uncertainties, less available information and delays in receipt of dividends and reports. The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility. If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance
The following tables provide some indication of the risks of investing in the
Fund by illustrating how the Fund's average annual return for one year compares with those of two broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. The Calendar Year Total Returns table shows performance for the Fund's calendar years since inception (Institutional Class is shown; returns for Individual Class will be different.) Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS (Year-by-Year total return as of 12/31 each year (%) Institutional Class Shares)	[1]

Best Quarter:         Q3'09   17.75%
Worst Quarter:        Q1'09  -14.52%
Year-To-Date Return:  Q2'11    7.96%

The following table illustrates the impact of taxes on the Fund's returns
(Institutional Class is shown; returns for Individual Class will be different). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan. Two broad measures of market performance are shown
(Standard & Poor's 500 Index and Standard & Poor's Global 1200 Index), because both are relevant to the types of securities in which the Fund invests.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns Steward Global Equity Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Institutional Class	Return Before Taxes	11.92%	0.17%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	11.45%	(0.35%)
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.32%	0.06%
Standard & Poor's 500 Index	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(0.83%)
Standard & Poor's 1200 Index	Standard & Poor's 1200 Index (reflects no deduction for fees, expenses or taxes	11.95%	(1.99%)

[1]	Inception date was April 1, 2008